CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss before non-controlling interests	$ (2,341)	$ (51,750)	$ (27,335)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	10,981	10,048	9,381
Share-based compensation	4,734	3,400	3,196
Impairment of investment in affiliated companies	200	9,387	850
Impairment of intangible assets and goodwill	3,820	123	1,319
Decrease (increase) in accrued interest, amortization of premium and accretion to discount and gain from sale of marketable securities	(758)	1,565	716
Bargain purchase price related to acquisition of subsidiary			(8,525)
Revaluation of contingent liability, net	(1,910)	(8,830)	1,625
Deferred income taxes, net	(12,064)	(179)	(3,339)
Decrease (increase) in trade receivables, net	(6,697)	(2,833)	2,445
Decrease (increase) in other accounts receivable and prepaid expenses	775	(984)	9,667
Decrease (increase) in inventories	(7,072)	(8,581)	13,180
Increase (decrease) in trade payables	(2,134)	4,467	4,201
Increase (decrease) in long and short-term deferred revenues	406	(3,852)	(3,770)
Increase (decrease) in warranty accruals	676	(299)	199
Increase (decrease) in other accounts payable and accrued expenses	140	3,340	(6,187)
Others, net	164	281	255
Net cash used in operating activities	(11,080)	(44,697)	(2,122)
Cash flows from investing activities:
Investment in short-term deposits, net	3,268	(22,579)	(192)
Maturities of held-to-maturity marketable securities			460
Purchase of available-for-sale marketable securities	(33,281)	(83,584)	(186,414)
Proceeds from sale of available-for-sale marketable securities	7,740	54,417	35,992
Redemption of available-for-sale marketable securities	63,292	94,195	177,689
Investments in affiliated companies	(1,000)		(9,169)
Purchase of property and equipment	(1,993)	(2,116)	(887)
Net cash received (paid) in acquisition of subsidiaries (a)	(15,064)		21,427
Others	(202)	326	(93)
Net cash provided by investing activities	22,760	40,659	38,813
Cash flows from financing activities:
Acquisition of subsidiary shares held by non-controlling shareholders	(7,200)	(571)
Exercise of stock options and RSU's	1,950	4,054	1,932
Repayment of short-term bank credit, net	(1,082)	(1,655)
Net cash provided by (used in) financing activities	(6,332)	1,828	1,932
Translation adjustments on cash and cash equivalents	(1,308)	708	826
Increase (decrease) in cash and cash equivalents	4,040	(1,502)	39,449
Cash and cash equivalents at the beginning of the year	62,319	63,821	24,372
Cash and cash equivalents at the end of the year	66,359	62,319	63,821
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes, net	1,340	1,563	491
Supplemental disclosure of non-cash financing and investing activities:
Purchase of property and equipment on credit			113
Reclassification of inventory to property and equipment	2,314
Investment in affiliated company		3,200
Consideration:
Cash	15,901		430
Fair value of Syneron's equity instruments issued upon acquisition			73,024
Total consideration	15,901		73,454
Identifiable assets acquired and liabilities assumed:
Cash acquired	837		21,857
Current assets	1,491		73,045
Non-current assets	769		5,201
In process research and development			510
Intangible assets	9,867		26,423
Deferred tax assets			8,635
Liabilities assumed	(3,793)		(54,607)
Others			100
Contingent consideration			(2,409)
Non-controlling interests in the subsidiary			(245)
Goodwill (bargain purchase price)	6,730		(5,056)
Total Identifiable assets acquired and liabilities assumed:	15,901		73,454
Net cash paid (received) in acquisitions	$ 15,064		$ (21,427)